Domini Social Index Portfolio

Portfolio of Investments

July 31, 2001

Issuer                                                    Shares     Value
------                                                    ------     -----

Basic Materials -- 0.8%
Air Products & Chemicals, Inc. .......................... 69,200 $    2,825,436
Bemis Company, Inc. ..................................... 15,800        698,992
Cabot Corporation........................................ 20,100        749,931
Calgon Carbon Corporation................................ 11,300         95,711
Caraustar Industries, Inc. ..............................  7,600         75,620
Ecolab Inc. ............................................. 38,600      1,545,544
Fuller (H.B.) Company....................................  4,100        215,947
IMCO Recycling Inc. .....................................  4,500         30,555
Lubrizol Corporation..................................... 15,500        540,640
Mead Corporation......................................... 29,900        888,628
Minerals Technologies Inc. ..............................  5,900        250,573
Nucor Corporation........................................ 23,450      1,123,021
Praxair, Inc. ........................................... 48,500      2,198,990
Sigma-Aldrich Corporation................................ 22,800        987,012
Sonoco Products Company.................................. 28,845        745,066
Stillwater Mining Company (b)............................ 11,600        299,280
Westvaco Corporation..................................... 30,200        812,380
Worthington Industries, Inc. ............................ 25,100        352,906
                                                                 --------------
                                                                     14,436,232
                                                                 --------------
Capital Goods -- 3.1%
A.O. Smith Corporation...................................  4,300         75,379
American Power Conversion (b)............................ 59,100        788,985
Ault Inc. (b)............................................  1,300          7,735
Avery Dennison Corporation............................... 33,300      1,706,958
Baldor Electric Company..................................  9,800        215,894
Brady Corporation........................................  6,100        210,145
CLARCOR Inc. ............................................  6,950        180,700
Cooper Industries, Inc. ................................. 28,400      1,178,884
Cross (A.T.) Company (b).................................  4,400         31,460
Crown Cork & Seal Company, Inc. ......................... 36,500        118,990
Cummins Engine Company, Inc. ............................ 12,400        504,804

Issuer                                                   Shares      Value
------                                                   ------      -----

Capital Goods -- Continued
Deere & Company.........................................  70,900 $    2,974,255
Dionex Corporation (b)..................................   6,700        195,640
Donaldson Company, Inc. ................................  13,100        403,480
Emerson Electric Company................................ 130,300      7,474,008
Fastenal Company (b)....................................  11,400        746,700
Graco Inc. .............................................   9,212        311,366
Granite Construction Incorporated.......................  12,325        300,237
Herman Miller, Inc. ....................................  23,600        595,664
HON Industries Inc. ....................................  18,100        466,437
Hubbell Incorporated....................................  14,860        441,342
Hunt Corporation........................................   3,000         18,900
Hutchinson Technology Incorporated (b)..................   7,200        132,912
Illinois Tool Works Inc. ...............................  91,600      5,770,800
Ionics, Inc. (b)........................................   4,700        145,512
Isco, Inc. (b)..........................................   1,600         11,600
Lawson Products, Inc. ..................................   2,800         76,188
Leggett & Platt, Incorporated...........................  59,500      1,426,215
Merix Corporation (b)...................................   3,950         96,261
Milacron Inc. ..........................................   9,800        179,340
Millipore Corporation...................................  14,200        925,556
Minnesota Mining & Manufacturing Company................ 120,000     13,425,600
Molex Incorporated......................................  29,946      1,030,142
National Service Industries, Inc. ......................  12,300        278,226
New England Business Service, Inc. .....................   3,900         74,061
Nordson Corporation.....................................   9,800        244,020
Osmonics Inc. (b).......................................   4,100         58,958
Pitney Bowes Inc. ......................................  74,900      3,010,980
Sanmina Corporation (b).................................  96,100      2,090,175
Sealed Air Corporation (b)..............................  25,400      1,046,480
Solectron Corporation (b)............................... 197,900      3,459,292
Spartan Motors, Inc. (b)................................   3,300         14,685

                                 July 31, 2001

Issuer                                                  Shares       Value
------                                                  ------       -----

Capital Goods -- Continued
Standard Register Company.............................     6,800 $      122,060
Steelcase Inc. .......................................     8,900        137,060
Thomas & Betts Corporation............................    17,400        361,050
Thomas Industries Inc. ...............................     4,400        113,168
Watts Industries......................................     5,000         79,100
                                                                 --------------
                                                                     53,257,404
                                                                 --------------
Communication Services -- 9.0%
AT&T Corporation...................................... 1,136,580     22,970,282
AT&T Wireless Services, Inc. .........................   605,687     11,320,290
BellSouth Corporation.................................   568,200     23,125,740
Citizens Communications Company (b)...................    80,967        993,465
SBC Communications Inc. .............................. 1,025,228     46,166,017
Sprint Corporation....................................   243,000      5,671,620
Telephone and Data Systems, Inc. .....................    15,700      1,691,675
Verizon Communications................................   819,122     44,355,456
                                                                 --------------
                                                                    156,294,545
                                                                 --------------
Consumer Cyclicals -- 8.7%
American Greetings Corporation........................    19,000        209,950
Angelica Corporation..................................     2,500         28,375
Apogee Enterprises, Inc. .............................     8,000        118,160
AutoZone, Inc. (b)....................................    33,700      1,595,021
Bandag, Inc. .........................................     2,600         78,026
Banta Corporation.....................................     7,150        198,841
Bassett Furniture Industries..........................     3,500         51,450
Black & Decker Corp. .................................    24,700      1,054,937
Block (H & R), Inc. ..................................    27,700      1,976,949
Brown Shoe Company, Inc. .............................     5,300         80,666
Centex Corporation....................................    17,700        832,608
Champion Enterprises Inc. (b).........................    13,700        149,330
Charming Shoppes, Inc. (b)............................    29,300        186,055
Cintas Corporation....................................    51,000      2,558,670

Issuer                                                   Shares      Value
------                                                   ------      -----

Consumer Cyclicals -- Continued
Circuit City Stores, Inc. ..............................  62,500 $    1,171,875
Claire's Stores, Inc. ..................................  12,600        216,216
Cooper Tire and Rubber Company..........................  21,800        353,596
Costco Wholesale Corporation (b)........................ 135,930      5,851,786
Dana Corporation........................................  45,000      1,158,750
Delphi Automotive Systems Corporation................... 169,100      2,766,476
DeVry Inc. (b)..........................................  20,900        815,518
Dillard's, Inc. ........................................  25,500        378,420
Dollar General Corporation..............................  99,951      1,962,038
Donnelly Corporation....................................   1,700         26,350
Dow Jones & Company.....................................  19,800      1,127,016
Enesco Group, Inc. (b)..................................   3,900         27,300
Fedders Corporation.....................................   4,700         22,513
Fleetwood Enterprises, Inc. ............................   9,500        154,850
Gap, Inc. (The)......................................... 257,787      7,040,163
Genuine Parts Company...................................  52,200      1,718,424
Handleman Company (b)...................................   8,200        123,000
Harman International Industries, Inc. ..................   9,660        357,420
Hartmarx Corporation (b)................................   8,500         20,655
Hillenbrand Industries, Inc. ...........................  18,800      1,064,080
Home Depot, Inc. ....................................... 704,397     35,480,477
IMS Health Inc. ........................................  89,000      2,287,300
Interface Inc. CI A.....................................  12,800         75,648
J.C. Penney Company.....................................  79,300      2,255,292
John H. Harland Company.................................   8,300        177,205
KB Home (b).............................................  13,200        430,188
Kmart Corporation (b)................................... 148,000      1,712,360
Lands' End, Inc. (b)....................................   8,800        360,096
Lee Enterprises, Inc. ..................................  10,000        337,400
Lillian Vernon Corporation..............................   2,600         20,410
Liz Claiborne, Inc. ....................................  15,600        829,140
Lowe's Companies, Inc. ................................. 232,500      8,876,850
Mattel, Inc. ........................................... 129,385      2,315,992
May Department Stores Company...........................  89,900      2,984,680
Maytag Corporation......................................  23,500        787,955
McGraw-Hill Companies...................................  59,300      3,639,241
Media General, Inc.
 Class A................................................   6,700        321,533

                                 July 31, 2001

Issuer                                                   Shares      Value
------                                                   ------      -----

Consumer Cyclicals -- Continued
Men's Wearhouse Inc. (b)................................  12,600 $      304,920
Meredith Corporation....................................  11,900        426,853
Modine Manufacturing Company............................   8,500        249,390
New York Times Company CI A.............................  47,800      2,213,140
Nordstrom, Inc. ........................................  40,200        904,500
Omnicom Group Inc. .....................................  56,300      4,918,931
Oshkosh B'Gosh, Inc.
 CI A...................................................   2,900         87,000
Pep Boys -- Manny, Moe & Jack...........................  15,400        210,980
Phillips-Van Heusen Corporation.........................   7,900        108,230
Pulte Homes Inc. .......................................  15,200        630,952
RadioShack Corporation..................................  56,400      1,592,172
Reebok International Ltd. (b)...........................  17,800        569,778
Rouse Company...........................................  20,600        566,500
Russell Corporation.....................................   9,300        160,425
Scholastic Corporation (b)..............................   9,800        364,168
Sears, Roebuck and Co. ................................. 100,000      4,698,000
Service Corporation International (b)...................  85,800        677,820
Sherwin-Williams Company................................  47,300      1,082,697
Skyline Corporation.....................................   2,500         65,500
Snap-On Incorporated....................................  17,550        473,850
Springs Industries, Inc. ...............................   3,100        140,709
SPX Corporation (b).....................................  12,015      1,455,737
Stanley Works...........................................  25,900      1,128,981
Staples, Inc. (b)....................................... 137,400      2,059,626
Stride Rite Corporation.................................  12,100        119,185
Target Corporation...................................... 272,000     10,526,400
Tennant Company.........................................   2,600         97,578
The Limited Inc. ....................................... 129,100      2,190,827
Timberland Company (The) CI A (b).......................   9,500        332,975
TJX Companies, Inc......................................  84,500      2,873,845
Toro Company............................................   3,700        174,455
Toys "R' Us, Inc. (b)...................................  59,820      1,377,655
Tribune Company.........................................  90,550      3,736,093
Venator Group, Inc. (b).................................  41,400        683,100
VF Corporation..........................................  34,000      1,244,740

Issuer                                                  Shares       Value
------                                                  ------       -----

Consumer Cyclicals -- Continued
Visteon Corporation...................................    39,800 $      840,974
Washington Post Company CI B..........................     2,300      1,344,350
Wellman, Inc. ........................................     9,200        121,348
Whirlpool Corporation.................................    20,200      1,424,908
                                                                 --------------
                                                                    150,546,543
                                                                 --------------
Consumer Staples -- 16.8%
Alberto-Culver Company CI B...........................     9,900        429,462
Albertson's, Inc. ....................................   124,400      4,071,612
AOL Time Warner
 Inc. (b)............................................. 1,292,200     58,730,490
Avon Products, Inc. ..................................    71,900      3,335,441
Bergen Brunswig Corporation Class A...................    40,536        856,526
Bob Evans Farms, Inc. ................................    10,200        188,496
Campbell Soup Company.................................   123,900      3,389,904
Church & Dwight Co., Inc. ............................    11,700        296,829
Clorox Company........................................    71,400      2,668,932
Coca-Cola Company.....................................   754,700     33,659,620
Colgate-Palmolive Company.............................   170,400      9,235,680
Comcast Corporation CI A Special (b)..................   275,600     10,481,068
CVS Corporation.......................................   118,500      4,267,185
Darden Restaurants, Inc. .............................    36,100      1,079,390
Deluxe Corporation....................................    21,800        687,572
Emmis Communications Corp. CI A.......................    12,700        384,556
Fleming Companies, Inc. ..............................    13,200        467,544
General Mills Incorporated............................    86,300      3,795,474
Gillette Company......................................   319,900      8,915,613
Great Atlantic & Pacific Tea Company, Inc. ...........    11,100        184,371
Green Mountain Coffee Inc. ...........................     1,900         72,979
Heinz (H.J.) Company..................................   105,500      4,558,655
Hershey Foods Corporation.............................    32,200      1,943,592

                                 July 31, 2001

Issuer                                                   Shares      Value
------                                                   ------      -----

Consumer Staples -- Continued
Horizon Organic Holding Corporation (b).................   2,900 $       33,350
J.M. Smucker Co. .......................................   7,000        190,050
Kellogg Company......................................... 123,100      3,701,617
Kelly Services, Inc. CI A...............................   9,774        239,096
Kimberly-Clark Corporation.............................. 161,664      9,830,788
Kroger Company (b)...................................... 248,300      6,545,188
Longs Drug Stores Corporation...........................  11,200        249,200
Luby's Inc. (b).........................................   6,500         59,540
McDonald's Corporation.................................. 392,500     11,437,450
Nature's Sunshine Products, Inc. .......................   4,900         59,584
Newell Rubbermaid, Inc. ................................  80,478      1,744,763
Odwalla, Incorporated (b)...............................   3,200         24,800
Oneida Ltd..............................................   4,800         83,328
PepsiAmericas, Inc. (b).................................  47,000        645,310
PepsiCo, Inc. .......................................... 444,300     20,717,709
Procter & Gamble Company................................ 395,700     28,102,614
Quaker Oats Company.....................................  39,900      3,511,200
R.R. Donnelley & Sons Company...........................  35,400      1,051,734
Radio One, Inc. (b).....................................   6,600        120,648
Ralston Purina Company..................................  93,500      3,002,285
Ruby Tuesday, Inc. .....................................  19,000        353,400
Ryan's Family Steakhouse, Inc. (b)......................   9,300        155,031
Starbucks Corporation (b)............................... 114,400      2,063,776
Supervalu Inc...........................................  39,700        832,509
Sysco Corporation....................................... 205,000      5,502,200
Tootsie Roll Industries, Inc. ..........................   9,997        388,483
Tupperware Corporation..................................  17,300        406,204
Univision Communications, Inc. CI A (b).................  41,700      1,592,106
Viacom, Inc. CI A (b)...................................  41,500      2,074,170
Walgreen Company........................................ 308,200     10,386,340
Walt Disney Company..................................... 631,300     16,634,755
Wendy's International, Inc..............................  34,100        914,221
Whole Foods Market, Inc. (b)............................  16,000        543,200
Wild Oats Markets, Inc. (b).............................   6,750         65,813
Wrigley (Wm.) Jr. Company...............................  54,900      2,740,608
                                                                 --------------
                                                                    289,704,061
                                                                 --------------

Issuer                                                   Shares      Value
------                                                   ------      -----

Energy -- 0.8%
Anadarko Petroleum Corporation..........................  75,685 $    4,298,908
Apache Corporation......................................  37,900      1,968,905
Devon Energy Corporation................................  38,914      2,109,528
EOG Resources, Inc. ....................................  35,500      1,254,925
Helmerich & Payne, Inc. ................................  16,100        501,676
Kinder Morgan, Inc. ....................................  34,700      1,818,280
Mitchell Energy & Development Corp. ....................  14,900        694,340
Rowan Companies, Inc. (b)...............................  28,700        552,188
Sunoco, Inc. ...........................................  25,700        888,706
                                                                 --------------
                                                                     14,087,456
                                                                 --------------
Financials -- 22.6%
A.G. Edwards Inc. ......................................  24,087 $    1,053,806
AFLAC Inc. ............................................. 160,900      4,759,422
American Express Company................................ 403,600     16,277,188
American General Corporation............................ 152,524      7,054,235
American International Group, Inc. ..................... 702,518     58,484,624
AmSouth Bancorporation.................................. 111,700      2,220,596
Aon Corporation.........................................  79,200      2,807,640
Bank One Corporation.................................... 350,685     13,575,016
Capital One Financial Corporation.......................  63,200      4,061,864
Charles Schwab Corporation.............................. 419,800      6,292,802
Charter One Financial, Inc. ............................  63,200      2,029,352
Chittenden Corporation..................................   7,661        256,260
Chubb Corporation.......................................  53,200      3,733,044
CIGNA Corporation.......................................  45,400      4,554,074
Cincinnati Financial Corporation........................  48,785      1,922,129
Comerica Incorporated...................................  53,500      3,295,065
Dime Bancorp............................................  34,600      1,409,950
Fannie Mae.............................................. 309,400     25,757,550
Fifth Third Bancorp..................................... 174,637     11,005,624
First Tennessee National Corporation....................  39,300      1,351,920

                                 July 31, 2001

Issuer                                                   Shares      Value
------                                                   ------      -----

Financials  -- Continued
FirstFed Financial Corp. (b)............................   5,000 $      154,250
Franklin Resources, Inc. ...............................  80,600      3,477,084
Freddie Mac............................................. 211,400     14,468,216
Golden West Financial...................................  47,900      3,096,735
Greenpoint Financial Corporation........................  30,600      1,262,556
Hartford Financial Services Group (The).................  72,100      4,773,741
Household International, Inc. .......................... 140,846      9,336,681
J.P. Morgan Chase & Co. (b)............................. 602,460     26,086,518
Jefferson-Pilot Corporation.............................  46,725      2,219,905
KeyCorp................................................. 128,600      3,440,050
Lincoln National Corp...................................  57,300      2,924,019
Marsh & McLennan Companies, Inc.........................  83,650      8,398,460
MBIA Inc................................................  44,600      2,504,736
MBNA Corporation........................................ 258,750      9,159,750
Mellon Financial Corporation............................ 145,000      5,512,900
Merrill Lynch & Co., Inc. .............................. 253,400     13,744,416
MGIC Investment Corporation.............................  32,200      2,416,288
Moody's Corporation.....................................  47,500      1,579,850
National City Corporation............................... 182,600      5,865,112
Northern Trust Corporation..............................  67,500      4,306,500
PNC Financial Services Group............................  87,900      5,832,165
Progressive Corporation (The)...........................  22,200      2,992,782
Providian Financial Corporation.........................  86,900      4,290,253
SAFECO Corporation......................................  38,700      1,227,564
St. Paul Companies, Inc.................................  65,364      2,866,211
State Street Corporation................................  98,900      5,317,853
Stilwell Financial, Inc. ...............................  66,100      1,960,526
SunTrust Banks, Inc. ...................................  88,800      6,149,400
Synovus Financial Corp. ................................  87,650      2,993,248

Issuer                                                   Shares      Value
------                                                   ------      -----

Financials -- Continued
Torchmark Corporation...................................  37,800 $    1,569,078
U.S. Bancorp............................................ 593,921     14,099,685
UnumProvident Corporation...............................  73,000      2,082,690
USA Education, Inc. ....................................  49,800      3,989,478
Value Line, Inc. .......................................   2,900        125,280
Wachovia Corporation....................................  63,600      4,521,960
Washington Mutual Inc. ................................. 266,353     10,792,624
Wells Fargo & Company................................... 518,700     23,891,322
Wesco Financial Corporation.............................   2,200        697,400
                                                                 --------------
                                                                    392,029,447
                                                                 --------------
Healthcare -- 11.5%
Allergan, Inc...........................................  40,100      3,019,129
Amgen Inc. (b).......................................... 316,100     19,822,631
Applera Corp.-Applied Biosystems Group..................  63,900      1,801,980
Baxter International, Inc............................... 179,200      8,924,160
Becton Dickinson and Company............................  77,500      2,678,400
Biomet, Inc. (b)........................................  54,000      2,621,700
Boston Scientific Corporation (b)....................... 121,100      2,181,011
Forest Laboratories,
 Inc. (b)...............................................  53,000      4,163,150
Guidant Corp. (b).......................................  93,300      2,974,404
Humana, Inc. (b)........................................  50,300        560,845
Johnson & Johnson....................................... 914,970     49,499,877
Manor Care, Inc. (b)....................................  30,700        988,540
McKesson HBOC Inc.......................................  85,820      3,557,239
MedImmune, Inc. (b).....................................  64,100      2,469,132
Medtronic, Inc.......................................... 366,800     17,617,404
Merck & Co., Inc. ...................................... 699,800     47,572,404
Mylan Laboratories, Inc.................................  37,900      1,279,125
Oxford Health Plans,
 Inc. (b)...............................................  29,800        864,200
Quintiles Transnational Corp. (b).......................  36,000        669,960
Schering-Plough Corporation............................. 443,800     17,330,390
St. Jude Medical
  Inc. (b)..............................................  25,800      1,806,000
Stryker Corporation.....................................  59,000      3,538,820
Watson Pharmaceuticals (b)..............................  31,900      2,100,615
                                                                 --------------
                                                                    198,041,116
                                                                 --------------

                                 July 31, 2001

Issuer                                                  Shares       Value
------                                                  ------       -----

Technology -- 23.6%
3Com Corporation (b)..................................   101,600 $      497,840
Adaptec Inc. (b)......................................    29,700        349,866
ADC Telecommunications, Inc. (b)......................   236,100      1,159,251
Advanced Micro Devices, Inc. (b)......................    94,700      1,729,222
Advent Software, Inc. (b).............................     9,200        519,984
Analog Devices, Inc. (b)..............................   109,400      5,032,400
Andrew Corporation (b)................................    24,400        537,776
Apple Computer, Inc. (b)..............................   104,900      1,971,071
Applied Materials, Inc. (b)...........................   245,700     11,267,802
Arrow Electronics, Inc. (b)...........................    29,500        789,125
AstroPower, Inc. (b)..................................     4,200        187,530
Autodesk, Inc. .......................................    16,300        607,827
Automatic Data Processing, Inc. ......................   189,574      9,658,795
Avnet, Inc. ..........................................    35,500        848,095
BMC Software Inc. (b).................................    73,900      1,478,000
Borland Software Corporation (b)......................    17,800        231,756
Ceridian Corp. (b)....................................    52,100        900,809
Cisco Systems, Inc. (b)............................... 2,208,200     42,441,604
Compaq Computer Corporation...........................   515,788      7,705,873
Computer Associates International, Inc. ..............   174,800      6,027,104
Compuware Corporation (b).............................   111,500      1,527,550
CPI Corp. ............................................     2,300         46,805
Dell Computer Corp. (b)...............................   794,100     21,385,113
EMC Corporation (b)...................................   669,000     13,192,680
Gerber Scientific Inc. ...............................     6,400         69,248
Hewlett-Packard Company...............................   589,500     14,537,070
Ikon Office Solutions.................................    42,600        331,428
Imation Corpation.....................................    10,600        257,368
Intel Corporation..................................... 2,041,800     60,866,058
Lexmark International Group Inc. (b)..................    39,000      1,783,080
LSI Logic Corp. (b)...................................   109,700      2,389,266
Lucent Technologies, Inc.............................. 1,032,600      6,918,420

Issuer                                                  Shares       Value
------                                                  ------       -----

Technology -- Continued
Micron Technology, Inc. (b)...........................   180,000 $    7,560,000
Microsoft
 Corporation (b)...................................... 1,618,700    107,141,753
National Semiconductor Corporation (b)................    52,800      1,692,240
Novell Inc. (b).......................................   109,300        545,407
Palm, Inc. (b)........................................   171,787        922,496
Paychex, Inc. ........................................   113,000      4,440,900
PeopleSoft, Inc. (b)..................................    89,200      3,895,364
Polaroid Corporation..................................    13,100         15,589
QRS Corporation (b)...................................     4,300         62,565
Qualcomm Inc. (b).....................................   228,600     14,454,378
Sapient Corporation (b)...............................    36,500        228,125
Scientific-Atlanta, Inc. .............................    49,800      1,267,410
Sun Microsystems, Inc. (b)............................   989,300     16,115,697
Symantec Corporation (b)..............................    22,900      1,104,009
Tektronix, Inc. (b)...................................    28,400        644,396
Tellabs, Inc. (b).....................................   123,800      2,038,986
Texas Instruments, Inc. ..............................   526,500     18,164,250
W.W. Grainger Inc. ...................................    28,500      1,199,850
Xerox Corporation.....................................   202,400      1,615,152
Xilinx, Inc. (b)......................................   100,100      4,004,000
Yahoo! Inc. (b).......................................   171,200      3,016,544
                                                                 --------------
                                                                    407,374,927
                                                                 --------------
Transportation -- 1.0%
Airborne Freight Corporation (b)......................    13,900        175,696
Alaska Air Group, Inc. (b)............................     7,700        243,628
AMR Corporation (b)...................................    46,400      1,630,960
Consolidated Freightways Corporation (b)..............     6,200         41,788
Delta Air Lines, Inc..................................    37,200      1,650,936
FedEx Corporation (b).................................    93,400      3,863,958
GATX Corporation......................................    14,300        574,145
Kansas City Southern Industries, Inc. (b).............    17,400        259,782
Norfolk Southern Corporation..........................   116,100      2,335,932
Roadway Express, Inc. ................................     5,600        162,680
Ryder System, Inc. ...................................    17,900        340,100

                                 July 31, 2001

Issuer                                                   Shares      Value
------                                                   ------      -----

Transportation -- Continued
Southwest Airlines Co. ................................. 231,062 $    4,623,551
UAL Corporation.........................................  15,600        533,676
Yellow Corporation (b)..................................   6,900        150,144
                                                                 --------------
                                                                     16,586,976
                                                                 --------------
Utilities -- 1.9%
AGL Resources Inc. .....................................  16,300        391,200
American Water Works, Inc. .............................  29,800        926,482
Cascade Natural Gas Corporation.........................   3,200         65,280
Cleco Corporation.......................................  13,600        309,400
El Paso Energy Corporation (b).......................... 154,700      8,005,725
Energen Corporation.....................................   9,200        234,600
Enron Corp.............................................. 224,200     10,167,470
Equitable Resources, Inc. ..............................  19,600        702,660
IDACORP Inc. ...........................................  11,200        414,400
KeySpan Corporation.....................................  41,500      1,271,560
National Fuel Gas Company...............................  11,800        566,400

Issuer                                                   Shares      Value
------                                                   ------      -----

NICOR Inc. .............................................  13,600 $      504,968
NiSource, Inc. .........................................  62,600      1,650,136
Northwest Natural Gas Co. ..............................   7,300        175,784
Northwestern Corp. .....................................   6,700        143,246
OGE Energy Corp. .......................................  23,400        505,440
Peoples Energy Corporation..............................  10,600        403,436
Potomac Electric Power Company..........................  33,400        723,110
Questar Corporation.....................................  24,200        569,668
Southern Union
 Company (b)............................................  15,300        313,497
WGL Holdings............................................  13,900        386,837
Williams Companies, Inc. ............................... 147,400      4,937,900
                                                                 --------------
                                                                     33,369,199
                                                                 --------------
Total Investments (a) 99.8%.............................         $1,725,727,906
Other Assets, less liabilities -- 0.2%..................              3,277,171
                                                                 --------------
Net Assets -- 100.0%....................................         $1,729,005,077
                                                                 ==============

-----------
(a) The aggregate cost for federal income tax purposes is $1,818,504,375, the aggregate gross unrealized appreciation is $175,364,035 and the aggregate gross unrealized depreciation is $268,140,504, resulting in net unrealized depreciation of $92,776,469.
(b) Non-income producing security.




Copyright in the Domini 400 Social Index SM is owned by Kinder, Lydenberg, Do-mini & Co. and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

Domini Social Index Portfolio

Statement of Assets and Liabilities

July 31, 2001

ASSETS:
  Investments at value (Cost $1,812,130,628)....................  $1,725,727,906
  Cash..........................................................         791,111
  Receivable for securities sold................................       1,057,466
  Dividends receivable..........................................       1,816,926
                                                                  --------------
   Total assets.................................................   1,729,393,409
                                                                  --------------
LIABILITIES:
  Payable for securities purchased..............................         107,898
  Accrued expenses (Note 2).....................................         280,434
                                                                  --------------
   Total liabilities............................................         388,332
                                                                  --------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS........  $1,729,005,077
                                                                  ==============


                       See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Operations

Year Ended July 31, 2001

INVESTMENT INCOME
  Dividends ........................................                $  18,131,453

EXPENSES
  Management fee (Note 2)...........................  $  3,644,328
  Custody fees (Note 3).............................       237,624
  Professional fees.................................       134,940
  Trustee fees......................................        27,675
                                                      ------------
  Total expenses....................................     4,044,567
  Fees paid indirectly (Note 3).....................      (216,615)
                                                      ------------
  Net expenses......................................                    3,827,952
                                                                    -------------

NET INVESTMENT INCOME...............................                   14,303,501
Net realized gain on investments
  Proceeds from sales...............................  $343,157,262
  Cost of securities sold...........................   224,705,157
                                                      ------------
   Net realized gain on investments.................                  118,452,105

Net changes in unrealized
  appreciation/(depreciation) of investments
  Beginning of period...............................  $392,252,702
  End of period.....................................   (86,402,722)
                                                      ------------
   Net change in unrealized appreciation............                 (478,655,424)
                                                                    -------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...................................                $(345,899,818)
                                                                    =============

                       See Notes to Financial Statements

Domini Social Index Portfolio

Statements of Changes in Net Assets

                                                      Year Ended      Year Ended
                                                    July 31, 2001   July 31, 2000
                                                    --------------  --------------
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
  Net investment income...........................  $   14,303,501  $   11,484,801
  Net realized gain on investments................     118,452,105      52,347,434
  Net change in unrealized
    appreciation/(depreciation) of investments....    (478,655,424)     53,329,304
                                                    --------------  --------------
   Net Increase/(Decrease) in Net Assets Resulting
     from Operations..............................    (345,899,818)    117,161,539
                                                    --------------  --------------
Transactions in Investors' Beneficial Interest:
  Additions.......................................     480,587,065     774,293,376
  Reductions......................................    (379,303,886)   (265,237,980)
                                                    --------------  --------------
   Net Increase in Net Assets from Transactions in
     Investors' Beneficial Interests..............     101,283,179     509,055,396
                                                    --------------  --------------
     Total Increase/(Decrease) in Net Assets......    (244,616,639)    626,216,935
NET ASSETS:
  Beginning of period.............................   1,973,621,716   1,347,404,781
                                                    --------------  --------------
  End of period...................................  $1,729,005,077  $1,973,621,716
                                                    ==============  ==============
-----------------------------------------------------------------------------------

Financial Highlights

                                        Year Ended July 31,
                         -----------------------------------------------------------------------------------------
                            2001             2000                  1999                 1998                1997
                         ----------       ----------            ----------            --------            --------
Net Assets (000's)...... $1,729,005       $1,973,622            $1,347,405            $642,236            $292,359
Ratio of net investment
  income to average net
  assets (annualized)...       0.78%            0.70%(/1/)            0.84%(/1/)          1.05%(/2/)          1.34%
Ratio of expenses to
  average net assets
  (annualized)..........       0.22%(/3/)       0.24%(/1/)(/3/)       0.24%(/1/)(/3/)     0.24%(/2/)(/3/)     0.29%(/3/)
Portfolio turnover
  rate..................         19%               9%                    8%                  5%                  1%
------------------------------------------------------------------------------------------------------------------------

(/1/)Reflects a voluntary expense reimbursement and fee waiver by the Manager of 0.002% and 0.01% for the years ended July 31, 2000 and 1999, respec-tively. Had the Manager not waived its fee and reimbursed expenses, the annualized ratios of net investment income and expense to average net as-sets for the year ended July 31, 2000 would have been 0.70% and 0.24%, re-spectively, and for the year ended July 31, 1999 would have been 0.83% and 0.25%, respectively.
(/2/)Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived its fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998 would have been 1.04% and 0.25%, respective-ly.
(/3/)Ratio of expenses to average net assets for the years ended July 31, 2001, 2000, 1999, 1998 and 1997 include indirectly paid expenses. Excluding in-directly paid expenses, the expense ratios would have been 0.21%, 0.21%, 0.20%, 0.20% and 0.25% for the years ended July 31, 2001, 2000, 1999, 1998 and 1997, respectively.

                       See Notes to Financial Statements

Domini Social Index Portfolio

Notes to Financial Statements

July 31, 2001


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.

Domini Social Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social IndexSM (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990 and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

        (A) Valuation of Investments: The Portfolio values securities at the last reported sale price provided by independent pricing services, or at the last reported bid price if no sales are reported. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

        (B) Dividend Income: Dividend income is recorded on the ex-dividend date.

        (C) Federal Taxes: The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

                                 July 31, 2001

        (D) Other: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

        (A) Manager. Domini Social Investments LLC ("DSIL"or the "Manager") is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by the Manager consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, the Manager receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%.

        (B) Submanager. SSgA Funds Management, Inc. ("SSgA") provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. SSgA does not determine the composition of the Index. Prior to May 1, 2001, these services were provided by State Street Global Advisors. Prior to January 1, 2001, these services were provided by Mellon Equity Associates, LLP.

3. INVESTMENT TRANSACTIONS.

Cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, for the year ended July 31, 2001 aggregated $431,253,814 and $343,157,262, respectively. Custody fees of the Portfolio were reduced by $216,615 which was compensation for uninvested cash left on deposit with the custodian.

4. NEW ACCOUNTING PRONOUNCEMENT.

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Au-dits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of pay-ments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide's requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently. The Portfolio does not expect these accounting principles to have a material ef-fect on the financial statements.

[LOGO] KPMG
                          Independent Auditors' Report

The Board of Trustees and Investors
Domini Social Index Portfolio:

We have audited the accompanying statement of assets and liabilities of Domini Social Index Portfolio (the "Portfolio"), including the portfolio of investments, as of July 31, 2001, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2001 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Domini Social Index Portfolio as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                  /S/ KPMG LLP
Boston, Massachusetts
September 7, 2001